Note 17 (Tables)	12 Months Ended
Dec. 31, 2022
Tangible Assets [Abstract]
Tangible Assets Breakdown By Type Of Asset [Table Text Block]
The breakdown and movement of the balance and changes of this heading in the consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets. Breakdown by type of assets and changes in the year 2022 (Millions of Euros)
		Land and buildings	Work in progress	Furniture, fixtures and vehicles	Right to use asset		Investment Properties	Assets leased out under an operating lease	Total
	Notes				Own use	Investment Properties
Cost
Balance at the beginning		4,350	67	5,388	3,154	162	147	267	13,535
Additions		366	71	475	578	19	95	122	1,726
Retirements		(4)	—	(140)	(1,620)	(1)	(19)	—	(1,784)
Acquisition of subsidiaries in the year (1)		1,392	—	—	—	—	—	—	1,392
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(21)	(54)	(40)	(274)	33	(4)	—	(360)
Exchange difference and other (2)		171	9	150	32	—	23	193	580
Balance at the end		6,255	93	5,833	1,871	214	242	582	15,089

Accrued depreciation
Balance at the beginning		900	—	3,833	811	47	17	33	5,641
Additions	45	108	—	393	295	18	5	—	818
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(2)	—	(132)	(244)	—	(13)	—	(392)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		11	—	52	(220)	6	13	—	(139)
Exchange difference and other		47	—	59	11	—	2	19	138
Balance at the end		1,064	—	4,204	653	70	23	52	6,066

Impairment
Balance at the beginning		114	—	—	427	34	21	—	596
Additions	49	(29)	—	4	(45)	16	2	—	(53)
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(1)	—	—	(7)	—	21	—	13
Exchange difference and other		70	—	(4)	(309)	—	(26)	—	(270)
Balance at the end		154	—	—	65	50	17	—	286
Net tangible assets

Balance at the beginning		3,336	67	1,555	1,916	81	109	234	7,298
Balance at the end		5,036	93	1,629	1,153	94	201	530	8,737
(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.
(2) The variation in 2022 corresponds mainly to the effect of the IAS 29 implementation in Turkey (see Note 2.2.19).

Tangible assets. Breakdown by type of assets and changes in the year 2021 (Millions of Euros)
					Right to use asset		Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties
Cost
Balance at the beginning		4,380	52	5,515	3,061	123	201	345	13,677
Additions		58	31	262	230	4	—	—	585
Retirements		(5)	(1)	(281)	(59)	—	(1)	—	(347)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(112)	(8)	(29)	(34)	35	1	—	(147)
Exchange difference and other		29	(7)	(79)	(44)	—	(54)	(78)	(233)
Balance at the end		4,350	67	5,388	3,154	162	147	267	13,535

Accrued depreciation
Balance at the beginning		833	—	3,859	582	27	16	54	5,371
Additions	45	79	—	358	284	15	4	—	740
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(19)	—	(259)	(16)	—	(4)	—	(298)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(23)	—	(17)	(5)	5	1	—	(39)
Exchange difference and other		30	—	(108)	(34)	—	—	(21)	(134)
Balance at the end		900	—	3,833	811	47	17	33	5,641

Impairment
Balance at the beginning		149	—	—	274	26	34	—	483
Additions (1)	49	—	—	1	151	8	1	—	161
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(24)	—	17	—	—	2	—	(5)
Exchange difference and other		(11)	—	(18)	2	—	(16)	—	(43)
Balance at the end		114	—	—	427	34	21	—	596
Net tangible assets

Balance at the beginning		3,398	52	1,656	2,205	70	151	291	7,823
Balance at the end		3,336	67	1,555	1,916	81	109	234	7,298
(1) In 2021, it includes allowances on right of use of the rented offices after the agreement with union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 49).

Tangible assets. Breakdown by type of assets and changes in the year 2020 (Millions of euros)
					Right to use asset				Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties	Investment properties	Assets leased out under an operating lease
Cost
Balance at the beginning		6,001	56	6,351	3,516	101	216	337	16,578
Additions		157	54	255	183	0	2	—	651
Retirements		(10)	(23)	(294)	(157)	(3)	(11)	—	(498)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Companies held for sale (1)		(925)	(31)	(366)	(294)	—	—	—	(1,616)
Transfers		(248)	(2)	(5)	(60)	25	18	—	(272)
Exchange difference and other		(595)	(2)	(426)	(127)	—	(24)	8	(1,166)
Balance at the end		4,380	52	5,515	3,061	123	201	345	13,677

Accrued depreciation
Balance at the beginning		1,253	—	4,344	370	11	15	74	6,067
Additions	45	83	—	370	312	12	3	1	781
Additions transfer to discontinued operations (1)		24	—	20	32	—	—	—	76
Retirements		(2)	—	(248)	(10)	—	—	—	(260)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Companies held for sale (1)		(373)	—	(321)	(71)	—	—	—	(765)
Transfers		(42)	—	(12)	(9)	4	1	—	(58)
Exchange difference and other		(110)	—	(294)	(42)	—	(3)	(21)	(470)
Balance at the end		833	—	3,859	582	27	16	54	5,371

Impairment
Balance at the beginning		212	—	—	191	14	26	—	443
Additions	49	18	—	26	68	12	1	—	125
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Companies held for sale (1)		(8)	—	—	—	—	—	—	(8)
Transfers		(68)	—	—	10	—	7	—	(51)
Exchange difference and other		(5)	—	(26)	5	—	—	—	(26)
Balance at the end		149	—	—	274	26	34	—	483
Net tangible assets

Balance at the beginning		4,536	56	2,007	2,955	76	175	263	10,068
Balance at the end		3,398	52	1,656	2,205	70	151	291	7,823
(1) Amount is mainly due to the companies in the United States included in the USA Sale (see Notes 3 and 21).

Tangible assets by Spanish and foreign subsidiaries net assets values [Table Text Block]
The following table shows the detail of the net carrying amount of the tangible assets corresponding to Spanish and foreign subsidiaries as of December 31, 2022, 2021 and 2020:

Tangible assets by Spanish and foreign subsidiaries. Net assets values (Millions of euros)
	2022 ⁽¹⁾	2021 ⁽²⁾	2020
BBVA and Spanish subsidiaries	4,285	3,873	4,294
Foreign subsidiaries	4,452	3,425	3,529
Total	8,737	7,298	7,823
(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group..
(2) The variation in 2021 is mainly due to the reclassification of owned offices and facilities from "Tangible assets" to "Non-current assets and disposal groups classified as held for sale" (see Notes 21, 24 and 50).